VIA EDGAR

August 29, 2008


Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549


Re:   Variable Annuity Account Seven ("Registrant")
      AIG SunAmerica Life Assurance Company ("Depositor")
      Polaris II A-Class, Polaris II Asset Manager and Polaris II
      A-Class Platinum Series Variable Annuities
      File No. 333-65965 and 811-09003


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated August 28, 2008 for Registrant on behalf of the Polaris II A-Class, Polaris II Asset Manager and Polaris II A-Class Platinum Series Variable Annuities contain no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on August 27, 2008 via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6259.


Very truly yours,

/s/ Helena Lee
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Helena Lee
Counsel